11. Stockholders' Deficit (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from sale of common stock and warrants	$ 340,000	$ 175,000	$ 175,000	$ 304,325
Proceeds from the exercise of warrants	$ 120,000	0
Warrants exercised	6,000,000
Share based compensation	$ 26,667	$ 0	$ 303,642	$ 0
2017 Equity Incentive Plan [Member]
Shares authorized for issuance under plan	10,000,000
Options available for future grant	6,400,000
Restricted Stock [Member] | Carson [Member]
Restricted stock award granted, shares	4,000,000
Share based compensation	$ 26,667
Options [Member]
Options granted	0		3,600,000
Option grant price			$ .04
Weighted average remaining term of optionx	9 years 29 days
Intrinsic value of options	$ 0
Warrants [Member]
Warrants exercised	6,000,000
Weighted average remaining term	3 months
Intrinsic value of warrants	$ 0
El Dorado Data Package [Member]
Stock issued for acquisition of data package, shares	1,013,035
Stock issued for acquisition of data package, value	$ 18,235
Convertible Notes [Member]
Debt converted, shares issued	7,600,000
Debt converted, amount converted	$ 117,620
Debt converted, interest converted	$ 21,580
Carson Debt Conversion [Member]
Debt converted, shares issued	4,905,000
Debt converted, amount converted	$ 98,100
Common stock and warrants [Member]
Common stock and warrants issued	17,000,000
Proceeds from sale of common stock and warrants	$ 340,000
Warrant expiration date	Dec. 31, 2018